Financial Liabilities - Revolving Facility and Other (Details) - Revolving Credit Facility, Maturing in 2025 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Nov. 15, 2019
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 500	$ 500
Borrowings, interest rate basis	US Libor
Adjustment to interest rate basis (as a percent)	1.50%
Borrowings	$ 0
Percentage of consolidated assets and consolidated EBITDA applied as guaranty of borrowings	80.00%